Document and Entity Information - USD ($)	12 Months Ended
	Apr. 30, 2016	May 31, 2016	Oct. 31, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		73,866,102
Entity Public Float			$ 818,450,838